Note 10 - Long-term Debt 2 (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interest Expense, Debt	$ 34,279	$ 40,611
Location, Statement of Income, Balance [Axis]: us-gaap:InterestAndDebtExpense
Interest Expense, Debt	$ 32,287	$ 40,611